Investment Objectives and Goals	Jun. 24, 2025
Aptus International Enhanced Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus International Enhanced Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus International Enhanced Yield ETF (the “Fund”) seeks capital appreciation and current income.
Aptus Enhanced Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Enhanced Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Enhanced Yield ETF (the “Fund”) seeks current income and capital preservation.
Aptus Large Cap Enhanced Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Large Cap Enhanced Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Large Cap Enhanced Yield ETF (the “Fund”) seeks capital appreciation and current income.